Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 1,461	€ 1,475
Total assets	975,650	933,891
Total liabilities	€ 920,767	€ 881,250
TTB [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held	23.00%	23.00%
Fair value of listed investment	€ 652	€ 653
Balance sheet value	1,166	1,202
Total assets	47,077	50,123
Total liabilities	41,631	44,597
Total income	442	1,388
Total expenses	352	1,093
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 295	€ 273